SCHEDULE OF ROYALTY FEE AND SERVICE FROM RELATED PARTIES (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Related Party Transaction [Line Items]
Total	$ 2,165,157	$ 2,931,960	$ 5,262,842
Wuhan Huiyu [Member]
Related Party Transaction [Line Items]
Total	259,813	320,386	450,761
Shanghai Dongying [Member]
Related Party Transaction [Line Items]
Total	1,845,533	2,528,147	2,860,905
Mobile Motion [Member]
Related Party Transaction [Line Items]
Total	$ 59,811	$ 83,427	$ 1,951,176